Donations and Community Investments - Summary Of Donations and Community Investments (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure of Donations and Community Investments [Line Items]
Local donations and community investments	[1]	$ 2,649	$ 2,333
Partner donations and community investments	[2]	4,612	3,798
COVID-19 and community support and response fund	[3]	0	165
Total donations and community investments		$ 7,261	$ 6,296

[1]	The Local Community Investment Program supports organizations in Vancouver and the Cayman Islands, where Wheaton’s offices are located.
[2]	The Partner Community Investment Program supports the communities influenced by Mining Partners’ operations.
[3]	Committed funding under this program has been fully disbursed.